Other Income or Expense, Net (Details) $ in Thousands, $ in Millions	3 Months Ended		12 Months Ended
	Dec. 31, 2022 MXN ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2023 MXN ($)	Dec. 31, 2022 MXN ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 MXN ($)
Other Income or Expense, Net
Dismissal severance expense			$ (1,034,797)	$ (126,695)		$ (194,187)
Expense related to Hurricane "Otis"			(329,721)
Legal and financial advisory and professional services			(265,310)	(218,731)		(191,609)
Impairment adjustments			(69,467)			(225,136)
Donations			(30,000)	(27,233)		(2,000)
Gain on disposition of property and equipment			54,362	76,579		38,665
Cancellation of a deferred compensation plan liability			337,450	(129,810)		(207,640)
Interest income for recovery of Asset Tax from prior years			315,778
Surcharges for payments of taxes of prior years						(400,641)
Lawsuit settlement agreement, net	$ 425,762	$ 21.5		(425,762)	$ (21.5)
Other, net			154,886	137		223,913
Total other income (expense)			$ (866,819)	(815,565)		3,716,237
OISE/OCEN
Other Income or Expense, Net
Gain on disposition				$ 35,950		$ 4,547,029
OCEN and subsidiaries
Other Income or Expense, Net
Ownership (as a percent)						40.00%
Other Businesses
Other Income or Expense, Net
Impairment adjustments						$ (97,293)